UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2002

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 3) we omitted 5000 shares of Muniyield Insured, hence the market value and number of shares for Muniyield Insured was incorrect in the original, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.








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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
121704
3042601
SH

SOLE

2921901
0
120700
Allstate Corp.
Common
020002101
117122
3166311
SH

SOLE

3030911
0
135400
Amdocs Limited
Common
g02602103
330
33600
SH

SOLE

33600
0
0
American Express Co.
Common
025816109
130959
3704637
SH

SOLE

3540787
0
163850
American International Group Inc.
Common
026874107
1312
22685
SH

SOLE

22685
0
0
AOL Time Warner
Common
00184a105
704
53715
SH

SOLE

10215
0
43500
Apache Corp.
Common
037411105
1550
27200
SH

SOLE

6400
0
20800
Automatic Data Process
Common
053015103
327
8327
SH

SOLE

8327
0
0
Bank of America Corp.
Common
060505104
787
11316
SH

SOLE

0
0
11316
Bank Of New York
Common
640571022
503
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
5820
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
166
14000
SH

SOLE

14000
0
0
Blackrock Invt.Quality
Common
09247D105
318
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
282
7018
SH

SOLE

7018
0
0
BP Amoco PLC
Sponsored ADR
055622104
274
6736
SH

SOLE

916
0
5820
Bristol Myers Squibb
Common
110122108
269
11630
SH

SOLE

11630
0
0
Cendant Corp.
Common
151313103
123972
11829420
SH

SOLE

11319120
0
510300
ChevronTexaco Corp
Common
166764100
80685
1213668
SH

SOLE

1159678
0
53990
Chubb Corp.
Common
171232101
110555
2117916
SH

SOLE

2047466
0
70450
Citigroup Inc.
Common
172967101
136294
3873078
SH

SOLE

3722027
0
151051
Colgate Palmolive Co.
Common
194162103
300
5714
SH

SOLE

5714
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
116390
5152283
SH

SOLE

4920938
0
231345
CVS Corp.
Common
126650100
113841
4559101
SH

SOLE

4376251
0
182850
Devon Energy Corp.
Common
25179M103
93740
2042268
SH

SOLE

1969298
0
72970
Dupont De Nemours & Co.
Common
263534109
124342
2932591
SH

SOLE

2830281
0
102310
El Paso Corporation
Common
28336L109
84
12100
SH

SOLE

12100
0
0
Electronic Data Systems
Common
285661104
280
15200
SH

SOLE

15200
0
0
Emerson Electric
Common
291011104
147754
2905677
SH

SOLE

2784827
0
120850
Exelon Corp.
Common
30161n101
127540
2416899
SH

SOLE

2312339
0
104560
Exxon Mobil Corp.
Common
30231G102
373
10682
SH

SOLE

10682
0
0
Fannie Mae
Common
313586109
7971
123915
SH

SOLE

102315
0
21600
Fleet Boston Financial
Common
339030108
138152
5685257
SH

SOLE

5446157
0
239100
Ford Motor Co.
Common
345370860
362
38889
SH

SOLE

28400
0
10489
Freddie Mac
Common
313400301
152779
2587289
SH

SOLE

2494939
0
92350
Gannett Inc.
Common
364730101
96930
1350002
SH

SOLE

1290802
0
59200
General Electric
Common
369604103
118086
4849514
SH

SOLE

4623154
0
226360
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
648
17297
SH

SOLE

3641
0
13656
HCA Inc.
Common
404119109
106145
2557700
SH

SOLE

2447800
0
109900
Home Depot
Common
437076102
212
8839
SH

SOLE

8839
0
0
Honeywell
Common
438516106
83327
3471968
SH

SOLE

3332218
0
139750
Imaging Diagnostic System
Common
45244w100
4
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
100429
6276826
SH

SOLE

6031526
0
245300
International Business Machines
Common
459200101
1316
16986
SH

SOLE

16986
0
0
Ishares Russell 1000 Value
Russell1000Val
464287598
14165
308875
SH

SOLE

308875
0
0
J.P. Morgan Chase & Co.
Common
46625h100
1081
45027
SH

SOLE

37827
0
7200
John Hancock Financial Services
Common
41014S106
95053
3406928
SH

SOLE

3259278
0
147650
Johnson & Johnson
Common
478160104
467
8702
SH

SOLE

7754
0
948
Kerr McGee Corp.
Common
492386107
120055
2710048
SH

SOLE

2617348
0
92700
Liberty Media Corporation
Common
530718105
129089
14439486
SH

SOLE

13799758
0
639728
Lilly (Eli) & Co.
Common
532457108
508
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
125641
2219422
SH

SOLE

2124652
0
94770
MGIC Investment
Common
552848103
118729
2874788
SH

SOLE

2757938
0
116850
Minnesota Mining & Maufacturing Co.
Common
88579Y101
345
2800
SH

SOLE

2800
0
0
Muniyield Insured
Common
62630E107
392
27000
SH

SOLE

27000
0
0
Nasdaq 100 Trust Unit Series 1
Unit Series 1
631100104
514
21100
SH

SOLE

21100

0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
410
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
278
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
108968
7382648
SH

SOLE

7080818
0
301830
Oxford Health Plans
Common
691471106
132403
3632455
SH

SOLE

3486415
0
146040
Pepsico Inc.
Common
713448108
221
5240
SH

SOLE

5240
0
0
Pfizer Inc.
Common
717081103
1061
34711
SH

SOLE

34711
0
0
Pitney Bowes Inc.
Common
724479100
122561
3752625
SH

SOLE

3600475
0
152150
Prime Energy Corp.
Common
7.42E+108
164
20500
SH

SOLE

0
0
20500
Procter & Gamble
Common
742718109
1013
11786
SH

SOLE

11786
0
0
Quadrex Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
112906
6024865
SH

SOLE

5780365
0
244500
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
251
5700
SH

SOLE

5700
0
0
Safeway Inc.
Common
786514208
87480
3744858
SH

SOLE

3584258
0
160600
SBC Communications
Common
78387G103
250
9214
SH

SOLE

438
0
8776
Standard & Poors Depositary Receipts
Unit Ser. 1
78462F103
1919
21750
SH

SOLE

21750
0
0
Sun Microsystems
Common
866810104
35
11200
SH

SOLE

11200
0
0
Textron Inc.
Common
883203101
146481
3407317
SH

SOLE

3263757
0
143560
Tyco International Ltd.
Common
902124106
342
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
204
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Muni. Opptn.
Common
920935103
160
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
681
17584
SH

SOLE

6644
0
10940
Viacom Inc. Class B
Class B
925524308
400
9821
SH

SOLE

9821
0
0
Walt Disney Productions
Common
254687106
222
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
129311
2476270
SH

SOLE

2376120
0
100150
Wyeth
Common
983024100
246
6582
SH

SOLE

6582
0
0
XL Capital Ltd. Class A
Class A
g98255105
456
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
127748
5274481
SH

SOLE

5061231
0
213250

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$3,947,148

List of Other Included Managers:

No.	13F File Number	Name

None